Revenue Disaggregation and Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue Disaggregation and Operating Segments
Schedule of revenue disaggregated by geography

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
United States	$2,412	$2,745	$6,565	$7,897
Australia	164	278	533	849
Europe	206	653	1,009	1,622
Rest of world	16	32	23	90
Total revenue	$2,798	$3,708	$8,130	$10,458

	Year Ended
	December 31,
	2021	2020
United States	$10,297	$8,275
Australia	1,039	1,086
Europe	2,127	1,824
Rest of world	137	114
Total revenue	$13,600	$11,299